Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,339,532.62
Previously Paid Amount	0.00
Total Fee Amount	1,289.79
Total Offset Amount	0.00
Net Fee	$ 1,289.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A